Net finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Net finance costs
Summary of net finance costs

	2023 GBPm	2024 GBPm	2025 GBPm
Interest on short-term bank loans, overdrafts and commercial paper	(31)	(48)	(47)
Interest on term debt	(263)	(228)	(222)
Interest on lease liabilities	(6)	(5)	(4)
Total borrowing costs	(300)	(281)	(273)
Losses on loans and derivatives not designated as hedges	(20)	(20)	(30)
Fair value (losses)/gains on designated fair value hedge relationships	(2)	(2)	2
Net interest on defined benefit pension schemes	(1)	(1)	3
Finance costs	(323)	(304)	(298)
Interest on bank deposits	8	6	12
Finance income	8	6	12
Net finance costs	(315)	(298)	(286)